Borrowings and financing (Details 10)	1 Months Ended	12 Months Ended
	Oct. 31, 2025	Dec. 31, 2025
Inter American Development Bank [Member] | Financial Institution [Member]
IfrsStatementLineItems [Line Items]
Guarantees		Federal Government
Final maturity		2025 - 2044
Annual interest rate		SOFR + 0.85% to 1.20%
Currency		Dollar
Inter American Development Bank 1 [Member] | Financial Institution [Member]
IfrsStatementLineItems [Line Items]
Guarantees		Own funds
Final maturity		2034 - 2036
Annual interest rate		CDI+ 0.50% and CDI 2.70%
Currency		Real
Inter American Development Bank 2 [Member] | Financial Institution [Member]
IfrsStatementLineItems [Line Items]
Guarantees		Federal Government
Final maturity		2035
Annual interest rate		CDI + 0.86%
Currency		Real
International Finance Corporation [Member] | Financial Institution [Member]
IfrsStatementLineItems [Line Items]
Guarantees		Own funds
Final maturity		2030
Annual interest rate		SOFR + 1.80%
Currency		Euro
International Finance Corporation 1 [Member] | Financial Institution [Member]
IfrsStatementLineItems [Line Items]
Guarantees		Own funds
Final maturity		2030
Annual interest rate		EURIBOR + 1.85%
Currency		US$
International Finance Corporation 2 [Member] | Financial Institution [Member]
IfrsStatementLineItems [Line Items]
Guarantees		Own funds
Final maturity		2032 - 2034
Annual interest rate		CDI+0.3735% to 2%
Currency		Real
Internationa Bank For Reconstruction And Development [Member] | Financial Institution [Member]
IfrsStatementLineItems [Line Items]
Guarantees		Federal Government
Final maturity		2048
Annual interest rate		SOFR + 0.74% and 1.84%
Currency		Dollar
J I C A [Member]
IfrsStatementLineItems [Line Items]
Final maturity	2037
Annual interest rate	2.00% p.a.
J I C A [Member] | Financial Institution [Member]
IfrsStatementLineItems [Line Items]
Guarantees		Federal Government
Final maturity		2029 - 2037
Annual interest rate		0.01% - 2.5%
Currency		Yen
J I C A 1 [Member] | Financial Institution [Member]
IfrsStatementLineItems [Line Items]
Guarantees		Own funds
Final maturity		2037
Annual interest rate		2.00%
Currency		Yen
Debentures [Member] | Financial Institution [Member]
IfrsStatementLineItems [Line Items]
Guarantees		Own funds
Final maturity		2026 - 2040
Annual interest rate		CDI + 0.00% to 1.80%
Currency		Real
Debentures 1 [Member] | Financial Institution [Member]
IfrsStatementLineItems [Line Items]
Guarantees		Own funds
Final maturity		2029 - 2040
Annual interest rate		IPCA + 3.20% to 9.2860%
Currency		Real
Debentures 2 [Member] | Financial Institution [Member]
IfrsStatementLineItems [Line Items]
Guarantees		Own funds
Final maturity		2027 - 2028
Annual interest rate		1.60% to 2.25%
Currency		Real
Brazilian Federal Savings Bank [Member] | Financial Institution [Member]
IfrsStatementLineItems [Line Items]
Guarantees		Own funds
Final maturity		2025 to 2042
Annual interest rate		TR + 5% to 9.5%
Currency		Real
Brazilian Development Bank [Member] | Financial Institution [Member]
IfrsStatementLineItems [Line Items]
Guarantees		Own funds
Final maturity		2026 - 2035
Annual interest rate		TJLP + 1.72% to 2.18%
Currency		Real
Blue Senior Unsecured Notes Blue Bonds [Member] | Financial Institution [Member]
IfrsStatementLineItems [Line Items]
Guarantees		Own funds
Final maturity		2030
Annual interest rate		5.62%
Currency		Dollar
Fehidro [Member] | Financial Institution [Member]
IfrsStatementLineItems [Line Items]
Guarantees		Own funds
Final maturity		2035
Annual interest rate		3.00%
Currency		Real
Leases [Member] | Financial Institution [Member]
IfrsStatementLineItems [Line Items]
Guarantees		Own funds
Final maturity		2035
Annual interest rate		IPCA + 7.73% to 10.12%
Currency		Real
Leases 1 [Member] | Financial Institution [Member]
IfrsStatementLineItems [Line Items]
Guarantees		Own funds
Final maturity		2042
Annual interest rate		9.74% to 15.24%
Currency		Real